Other Current Assets (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of other current assets [Abstract]
Advances to suppliers		$ 459	$ 876
Inventories		1,706	0
Prepaid expenses		6,639	4,061
Government institutions		5,029	3,192
Indemnification asset	[1]	9,047	9,047
Deposits in connection with projects under construction		16,398	0
Others		4,101	4,119
Other current assets		$ 43,379	$ 21,295

[1]	Relates to compensation receivable from OPC Hadera contractor as a result of the delay in the construction of the Hadera Power Plant. Please refer to Note 17.A.f for further details.